Payroll costs, share based payments and management incentive schemes - Restricted Share Awards (Details) € / shares in Units, $ / shares in Units, € in Millions							1 Months Ended			12 Months Ended
	Jun. 19, 2019 EUR (€) shares	Jun. 14, 2019 shares € / shares	Jun. 19, 2018 shares $ / shares	Jun. 14, 2018 EUR (€) shares	Jun. 19, 2017 EUR (€) shares	Jun. 16, 2016 shares $ / shares	Jul. 31, 2019 shares	Jan. 31, 2019 shares	Sep. 30, 2018 shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)	Jun. 19, 2019 $ / shares	Mar. 22, 2019 € / shares shares	Jan. 01, 2019 EUR (€)	Jan. 01, 2019 USD ($)	Jun. 14, 2018 $ / shares	Jan. 01, 2018 EUR (€)	Jan. 01, 2018 USD ($)	Jun. 19, 2017 $ / shares	Jan. 01, 2017 EUR (€)	Jan. 01, 2017 USD ($)	Jan. 01, 2016 EUR (€)	Jan. 01, 2016 USD ($)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average fair value at measurement date, other equity instruments granted																€ 1.2	$ 1,400,000		€ 1.3	$ 1,600,000		€ 4.6	$ 5,200,000	€ 24.7	$ 28,200,000
Share based payment charge | €										€ 14.9		€ 13.0	€ 2.6
Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement										4,518,964	4,518,964	4,624,653
Number of shares vested										(85,315)	(85,315)
Number of shares granted										166,427	166,427
Number of other equity instruments forfeited in share-based payment arrangement										(186,801)	(186,801)
Non-Executive Director
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares vested							(2,460)
Share-based payment expense | €										€ 0.9		€ 0.9	0.8
Non-Executive Director | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares issued per director | $											$ 100,000
Share price (in dollars per share) | $ / shares														$ 20.74				$ 17.94			$ 14.38
Number of shares vested	(44,272)			(53,498)	(55,680)					(56,250)	(56,250)	(9,375)
Shares paid for tax withholding for share based compensation	12,100			12,312	9,384					400,000	400,000
Number of shares granted		39,370	32,172		53,498	55,680
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | (per share)		€ 20.32	$ 18.07			$ 8.98
Management Award 2016 [Member] | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares vested												(294,810)
Shares paid for tax withholding for share based compensation												113,756
Management Award 2017 [Member] | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares vested								(85,315)
Shares paid for tax withholding for share based compensation								33,383
Key management personnel | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares issued										4,518,964	4,518,964
January 1, 2016
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Incremental fair value granted, modified share-based payment arrangements										€ 8.7	$ 9,900,000
January 1, 2016 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement										2,965,514	2,965,514	3,025,953
Number of shares vested										0	0
Number of shares granted										0	0
Number of other equity instruments forfeited in share-based payment arrangement										(60,439)	(60,439)
Expected volatility of the share price										22.60%	22.60%
January 1, 2017
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Incremental fair value granted, modified share-based payment arrangements										€ 1.0	$ 1,100,000
January 1, 2017 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement										838,123	838,123	1,015,000
Number of shares vested										(85,315)	(85,315)
Number of shares granted										0	0
Number of other equity instruments forfeited in share-based payment arrangement										(91,562)	(91,562)
Expected volatility of the share price										22.60%	22.60%
January 1, 2018 [Member] | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement										548,900	548,900	583,700
Number of shares vested										0	0
Number of shares granted										0	0
Number of other equity instruments forfeited in share-based payment arrangement										(34,800)	(34,800)
Expected volatility of the share price										22.70%	22.70%
January 1, 2019 [Member] | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of other equity instruments outstanding in share-based payment arrangement										166,427	166,427	0
Number of shares vested										0	0
Number of shares granted										166,427	166,427
Number of other equity instruments forfeited in share-based payment arrangement										0	0
Expected volatility of the share price										24.00%	24.00%
Key management personnel | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based payment expense | €										€ 14.0		€ 12.1	1.8
Key management personnel | 50% over a 2 year period | January 1, 2016 | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting period										2 years	2 years
Share based compensation reserve
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €										€ 14.9		€ 13.0	€ 2.6
Share based compensation reserve | Non-Executive Director | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based payment charge | €	€ 0.0			€ 0.0	€ 0.3
Ordinary shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares issued															20,000,000
Share price (in dollars per share) | € / shares															€ 20.00
Ordinary shares | Management Award 2016 [Member] | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares vested									(181,054)
Ordinary shares | Management Award 2017 [Member] | Restricted Shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of shares vested								(51,932)